Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments	Future minimum lease payments as of March 31, 2020 are:
Year	Lease Payment
2020	$181,413
2021	$249,132
2022	$256,608
2023	$44,052
Imputed Interest	$52,138
Net Lease Liability	$783,343

Due to the short termination clause, we are treating this as a month to month lease.

Year	Lease Payment
2020	$241,884
2021	$249,132
2022	$256,608
2023	$44,052
Imputed Interest	$40,181
Net Lease Liability	$831,857